Changes in accounting policies	12 Months Ended
Dec. 31, 2017
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Changes in accounting policies
3.	Changes in accounting policies

Except the following amendments to the standards that are effective for annual periods beginning on January 1, 2017, the accounting policies have been applied consistently to all periods presented in these consolidated financial statements.

(1)    International Accounting Standards (“IAS”) 7, Cash Flow Statements

The Group adopted the amendments to IAS 7, which form a part of the IASB’s broader disclosure in the period beginning on January 1, 2017. The amendment requires the Group to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. The Group disclosed the reconciliation of the opening and closing balances of liabilities arising from financing activities including changes from financing cash flows; changes arising from obtaining or losing control of subsidiaries or other businesses; the effect of changes in foreign exchange rates; changes in fair values; and other changes in Note 38.

(2)    IAS 12, Income Taxes

The Group adopted the amendments to IAS 12 in the period beginning January 1, 2017. The amendments clarify the necessity to consider whether there are restrictions on tax laws on the sources of taxable profits which may be used for the reversal of deductible temporary difference. In addition, the amendments provide the guidance on how to estimate the probable future taxable profit and specify the circumstances where an asset can be recovered for more than its carrying amount. These amendments have no impact on the Group’s consolidated financial statements.